Derivatives Instruments (Realized and Unrealized Gains (Losses) on HFT Derivatives) (Details) - HFT derivatives - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Realized and unrealized gains (losses) with respect to HFT derivatives	$ 207	$ 1,037
Operating revenues | Power | Non-Regulated
Derivative Instruments, Gain (Loss) [Line Items]
Realized and unrealized gains (losses) with respect to HFT derivatives	12	(6)
Operating revenues | Natural gas | Non-Regulated
Derivative Instruments, Gain (Loss) [Line Items]
Realized and unrealized gains (losses) with respect to HFT derivatives	$ 195	$ 1,043